SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2025
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

6.    SHORT-TERM INVESTMENTS

Short-term investments consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Aggregate cost basis	—	370,461
Gross unrealized holding gain	—	8,737
Aggregate fair value	—	379,198